Cover	Mar. 24, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2025
Entity File Number	001-36603
Entity Registrant Name	LIBERTY TRIPADVISOR HOLDINGS, INC.
Entity Central Index Key	0001606745
Entity Tax Identification Number	46-3337365
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A common stock
Document Information [Line Items]
Title of 12(b) Security	Series A common stock
Trading Symbol	LTRPA
Series B common stock
Document Information [Line Items]
Title of 12(b) Security	Series B common stock
Trading Symbol	LTRPB